UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

1/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par		Value ($)
Bonds – 109.0%
Aerospace – 0.5%
Bombardier, Inc., 6.3%, 2014 (n)		$690,000	$693,450
Bombardier, Inc., 7.45%, 2034 (z)		210,000	192,675
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,220,000	838,719
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)		1,165,000	1,173,738

			$2,898,582

Airlines – 1.4%
American Airlines Pass-Through Trust, 6.817%, 2011		$1,155,000	$1,140,563
AMR Corp., 7.858%, 2011		1,805,000	1,818,538
Continental Airlines, Inc., 7.339%, 2014		761,000	724,853
Continental Airlines, Inc., 7.25%, 2019		390,000	397,800
Delta Air Lines, Inc., 7.111%, 2011		985,000	994,850
Delta Air Lines, Inc., 7.711%, 2011		415,000	410,850
Delta Air Lines, Inc., 7.75%, 2019		2,243,000	2,360,758

			$7,848,212

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016		$310,000	$317,750
Levi Strauss & Co., 9.75%, 2015		575,000	600,875

			$918,625

Asset Backed & Securitized – 6.1%
ARCap REIT, Inc., CDO, “H”, 6.08%, 2045 (z)		$2,000,000	$75,000
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051		2,000,000	1,856,976
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		1,130,000	991,847
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.83%, 2040 (z)		3,212,839	1,366,099
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		390,311	75,186
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	787,214
Crest Ltd., CDO, 7%, 2040		2,000,000	100,000
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		1,537,547	1,624,081
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	2,040,331
Falcon Franchise Loan LLC, FRN, 3.669%, 2025 (i)(z)		5,436,848	380,036
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)		24,254,990	169,521
First Union-Lehman Brothers Bank of America, FRN, 0.451%, 2035 (i)		19,466,383	374,755
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		1,143,003	1,203,538
GMAC LLC, FRN, 6.02%, 2033 (z)		2,542,000	2,390,944
GMAC LLC, FRN, 7.657%, 2034 (n)		1,853,000	1,604,483
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,524,452
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		2,130,000	1,894,854
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,566,723
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.874%, 2045		1,590,000	1,596,543
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049		2,000,000	1,826,451
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		270,000	85,698
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.002%, 2030 (i)		4,098,863	123,813
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		270,000	75,494
Morgan Stanley Capital I, Inc., FRN, 1.269%, 2039 (i)(z)		13,028,404	207,021
Mortgage Capital Funding, Inc., FRN, 1.975%, 2031 (i)		240,976	92
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,490,000	2,475,611
Prudential Securities Secured Financing Corp., FRN, 7.3%, 2013 (z)		2,581,000	2,306,869
RMAC PLC, FRN, 0.914%, 2036 (n)	EUR	1,043	1,429
Structured Asset Securities Corp., FRN, 4.67%, 2035		$1,094,888	983,775
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,394,803
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047		1,496,845	280,736
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		229,557	37,637
Wachovia Bank Commercial Mortgage Trust, FRN, 5.901%, 2051		2,000,000	1,750,940

			$33,172,952

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Automotive – 2.3%
Accuride Corp., 8.5%, 2015 (d)		$195,000	$177,938
Allison Transmission, Inc., 11%, 2015 (n)		2,375,000	2,505,625
FCE Bank PLC, 7.125%, 2012	EUR	1,500,000	2,069,350
Ford Motor Credit Co. LLC, 12%, 2015		$4,736,000	5,438,676
Goodyear Tire & Rubber Co., 9%, 2015		2,045,000	2,106,350
Goodyear Tire & Rubber Co., 10.5%, 2016		245,000	265,825

			$12,563,764

Basic Industry – 0.0%
TriMas Corp., 9.75%, 2017 (n)		$210,000	$209,475

Broadcasting – 2.4%
Allbritton Communications Co., 7.75%, 2012		$1,025,000	$1,017,313
Inmarsat Finance PLC, 7.375%, 2017 (n)		645,000	661,931
Intelsat Jackson Holdings Ltd., 9.5%, 2016		3,305,000	3,486,775
Lamar Media Corp., 7.25%, 2013		1,460,000	1,460,000
Lamar Media Corp., 6.625%, 2015		340,000	327,250
LIN TV Corp., 6.5%, 2013		1,840,000	1,757,200
Local TV Finance LLC, 10%, 2015 (p)(z)		672,525	355,878
Newport Television LLC, 13%, 2017 (n)(p)		806,906	377,060
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		532,334	425,734
Nexstar Broadcasting Group, Inc., 7%, 2014		175,000	140,000
Salem Communications Corp., 9.625%, 2016 (n)		365,000	385,075
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		570,000	587,100
Univision Communications, Inc., 12%, 2014 (n)		490,000	529,200
Univision Communications, Inc., 10.5%, 2015 (n)(p)		2,089,212	1,754,416
Young Broadcasting, Inc., 8.75%, 2014 (d)		215,000	1,505

			$13,266,437

Brokerage & Asset Managers – 0.6%
Janus Capital Group, Inc., 6.95%, 2017		$2,555,000	$2,529,527
Nuveen Investments, Inc., 10.5%, 2015		940,000	869,500

			$3,399,027

Building – 2.2%
Building Materials Corp. of America, 7.75%, 2014		$620,000	$644,025
CEMEX Finance Europe BV, 9.625%, 2017 (n)	EUR	660,000	928,816
CEMEX Finance LLC, 9.5%, 2016 (n)		$2,960,000	3,011,800
CRH PLC, 8.125%, 2018		1,485,000	1,755,493
Norcraft Cos., LP, 10.5%, 2015 (n)		420,000	436,800
Nortek, Inc., 11%, 2013		1,727,644	1,814,026
Owens Corning, 9%, 2019		2,080,000	2,391,361
Ply Gem Industries, Inc., 11.75%, 2013		585,000	595,238
USG Corp., 9.75%, 2014 (n)		200,000	212,000

			$11,789,559

Business Services – 1.7%
First Data Corp., 9.875%, 2015		$3,815,000	$3,404,888
First Data Corp., 11.25%, 2016		1,330,000	1,110,550
Iron Mountain, Inc., 6.625%, 2016		1,250,000	1,212,500
Iron Mountain, Inc., 8.375%, 2021		420,000	435,750
SunGard Data Systems, Inc., 9.125%, 2013		1,510,000	1,536,425
SunGard Data Systems, Inc., 10.25%, 2015		1,020,000	1,058,250
Terremark Worldwide, Inc., 12%, 2017 (n)		705,000	780,788

			$9,539,151

Cable TV – 3.7%
CCO Holdings LLC, 8.75%, 2013		$2,750,000	$2,787,813
Charter Communications, Inc., 8.375%, 2014 (n)		1,310,000	1,332,925
Charter Communications, Inc., 10.875%, 2014 (n)		995,000	1,114,400

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
Cox Communications, Inc., 4.625%, 2013		$1,744,000	$1,849,606
CSC Holdings, Inc., 8.5%, 2014 (n)		1,325,000	1,404,500
CSC Holdings, Inc., 8.5%, 2015 (n)		2,070,000	2,189,025
DIRECTV Holdings LLC, 7.625%, 2016		855,000	936,225
Mediacom LLC, 9.125%, 2019 (n)		625,000	625,000
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,292,704
Time Warner Cable, Inc., 5%, 2020		2,630,000	2,567,587
Videotron LTEE, 6.875%, 2014		1,520,000	1,512,400
Virgin Media Finance PLC, 9.125%, 2016		1,720,000	1,788,800
Virgin Media Finance PLC, 9.5%, 2016		680,000	720,800

			$20,121,785

Chemicals – 2.4%
Ashland, Inc., 9.125%, 2017 (n)		$2,755,000	$3,002,950
Dow Chemical Co., 8.55%, 2019		1,500,000	1,793,880
Hexion Finance Escrow LLC, 8.875%, 2018 (z)		770,000	742,088
Hexion Specialty Chemicals, Inc., 9.75%, 2014		830,000	803,025
Huntsman International LLC, 5.5%, 2016 (n)		655,000	571,488
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	137,936
Lumena Resources Corp., 12%, 2014 (n)		$3,922,000	3,452,554
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		1,168,000	1,308,160
Momentive Performance Materials, Inc., 11.5%, 2016		594,000	515,295
Mosaic Co., 7.625%, 2016 (n)		695,000	759,804

			$13,087,180

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011		$1,967,000	$2,030,928

Computer Software - Systems – 0.2%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$975,000	$999,375

Conglomerates – 0.3%
Actuant Corp., 6.875%, 2017		$1,495,000	$1,453,888

Construction – 0.2%
Lennar Corp., 12.25%, 2017		$470,000	$573,400
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020 (z)		506,000	511,060

			$1,084,460

Consumer Products – 0.9%
ACCO Brands Corp., 10.625%, 2015 (n)		$140,000	$153,300
ACCO Brands Corp., 7.625%, 2015		435,000	407,813
Controladora Mabe S.A. de C.V., 7.875%, 2019 (n)		424,000	425,060
Fortune Brands, Inc., 5.125%, 2011		1,179,000	1,219,352
Jarden Corp., 7.5%, 2017		1,440,000	1,447,200
Libbey Glass, Inc., 10%, 2015 (z)		85,000	86,063
Scotts Miracle-Gro Co., 7.25%, 2018		250,000	254,375
Visant Holding Corp., 8.75%, 2013		670,000	686,750

			$4,679,913

Consumer Services – 1.9%
Corrections Corp. of America, 6.25%, 2013		$1,625,000	$1,629,063
Grupo Posadas S.A. de C.V., 9.25%, 2015 (z)		219,000	224,475
KAR Holdings, Inc., 10%, 2015		1,700,000	1,802,000
KAR Holdings, Inc., FRN, 4.25%, 2014		1,135,000	1,049,875
Service Corp. International, 7.375%, 2014		500,000	505,000
Service Corp. International, 7%, 2017		3,300,000	3,258,750
Ticketmaster Entertainment, Inc., 10.75%, 2016		1,890,000	2,064,825

			$10,533,988

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 1.1%
Crown Americas LLC, 7.75%, 2015	$1,215,000	$1,248,413
Graham Packaging Holdings Co., 9.875%, 2014	1,625,000	1,671,719
Greif, Inc., 6.75%, 2017	1,515,000	1,488,488
Owens-Brockway Glass Container, Inc., 8.25%, 2013	905,000	923,100
Reynolds Group, 7.75%, 2016 (n)	470,000	473,525

		$5,805,245

Defense Electronics – 0.5%
L-3 Communications Corp., 6.125%, 2014	$500,000	$506,250
L-3 Communications Corp., 5.875%, 2015	2,300,000	2,328,750

		$2,835,000

Electronics – 0.5%
Flextronics International Ltd., 6.25%, 2014	$296,000	$293,780
Freescale Semiconductor, Inc., 8.875%, 2014	1,375,000	1,223,750
Jabil Circuit, Inc., 7.75%, 2016	1,345,000	1,432,425

		$2,949,955

Emerging Market Quasi-Sovereign – 7.8%
Banco do Brasil (Cayman Branch), 6%, 2020 (z)	$596,000	$592,473
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	632,798
BNDES Participacoes S.A., 5.5%, 2020 (z)	277,000	271,183
Ecopetrol S.A., 7.625%, 2019	821,000	888,733
ELETROBRAS S.A., 6.875%, 2019 (n)	2,220,000	2,314,350
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	1,632,000	1,726,095
Export-Import Bank of Korea, 5.875%, 2015	1,185,000	1,272,367
Gaz Capital S.A., 8.125%, 2014 (n)	2,200,000	2,389,750
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	596,000	648,150
KazMunaiGaz Finance B.V., 8.375%, 2013	1,078,000	1,172,325
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	3,491,000	4,302,658
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	817,276
Majapahit Holding B.V., 7.25%, 2017	1,425,000	1,467,750
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,513,070
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,268,820
Majapahit Holding B.V., 7.75%, 2020 (n)	1,913,000	1,979,955
OAO Gazprom, 6.212%, 2016	1,886,000	1,858,842
Pemex Project Funding Master Trust, 5.75%, 2018	1,676,000	1,685,691
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,795,013
Petrobras International Finance Co., 6.875%, 2040	620,000	623,594
Petroleos Mexicanos, 6%, 2020 (z)	1,261,000	1,245,717
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	536,690
Petróleos Mexicanos, 8%, 2019	1,382,000	1,575,480
Qtel International Finance Ltd., 7.875%, 2019	224,000	254,753
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,948,000	2,215,445
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,259,000	2,467,761
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,459,000	2,692,686
RSHB Capital S.A., 7.125%, 2014	2,257,000	2,406,865

		$42,616,290

Emerging Market Sovereign – 8.5%
Republic of Argentina, 8.28%, 2033	$2,374,116	$1,620,334
Republic of Argentina, FRN, 0.943%, 2012	1,953,150	1,674,501
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,888,000	627,760
Republic of Colombia, 7.375%, 2019	716,000	800,130
Republic of Colombia, 8.125%, 2024	679,000	787,640
Republic of Colombia, 7.375%, 2037	946,000	1,005,125
Republic of Colombia, 6.125%, 2041	1,768,000	1,591,200
Republic of Croatia, 6.75%, 2019 (n)	960,000	1,016,908

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of El Salvador, 7.375%, 2019 (n)	$298,000	$313,645
Republic of Hungary, 6.25%, 2020	862,000	864,595
Republic of Indonesia, 6.875%, 2018 (n)	516,000	559,860
Republic of Indonesia, 6.875%, 2018	1,676,000	1,818,460
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,231,700
Republic of Indonesia, 11.625%, 2019	733,000	1,035,363
Republic of Indonesia, 5.875%, 2020 (z)	1,473,000	1,493,254
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	1,720,746
Republic of Panama, 9.375%, 2029	1,746,000	2,313,450
Republic of Peru, 8.375%, 2016	3,213,000	3,823,470
Republic of Peru, 7.125%, 2019	391,000	441,830
Republic of Peru, 7.35%, 2025	544,000	607,920
Republic of Philippines, 9.375%, 2017	1,576,000	1,954,240
Republic of Philippines, 6.5%, 2020	381,000	402,907
Republic of Philippines, 6.5%, 2020	1,305,000	1,380,038
Republic of Philippines, 6.375%, 2034	2,181,000	2,055,593
Republic of Turkey, 7%, 2019	1,953,000	2,128,770
Republic of Uruguay, 6.875%, 2025	264,000	275,880
Republic of Venezuela, 5.75%, 2016	3,742,000	2,638,110
Republic of Venezuela, 9%, 2023	2,000,000	1,410,000
Republic of Venezuela, 7.65%, 2025	1,345,000	833,900
Republic of Vietnam, 6.75%, 2020 (z)	349,000	350,309
Russian Federation, 7.5%, 2030	3,244,880	3,650,814
State of Qatar, 5.25%, 2020 (n)	1,037,000	1,040,889
Ukraine Government International, 6.58%, 2016	1,418,000	1,177,082
United Mexican States, 5.625%, 2017	1,364,000	1,432,200
United Mexican States, 5.95%, 2019	536,000	566,284

		$46,644,907

Energy - Independent – 4.4%
Anadarko Petroleum Corp., 6.45%, 2036	$270,000	$277,648
Chaparral Energy, Inc., 8.875%, 2017	1,200,000	1,044,000
Chesapeake Energy Corp., 9.5%, 2015	505,000	550,450
Chesapeake Energy Corp., 6.375%, 2015	695,000	681,100
Chesapeake Energy Corp., 6.875%, 2016	710,000	699,350
Forest Oil Corp., 8.5%, 2014	245,000	257,250
Forest Oil Corp., 7.25%, 2019	1,205,000	1,211,025
Hilcorp Energy I LP, 9%, 2016 (n)	1,415,000	1,468,063
Mariner Energy, Inc., 8%, 2017	1,790,000	1,749,725
McMoRan Exploration Co., 11.875%, 2014	1,115,000	1,215,350
Newfield Exploration Co., 6.625%, 2014	435,000	439,350
Newfield Exploration Co., 6.625%, 2016	400,000	400,000
OPTI Canada, Inc., 8.25%, 2014	1,040,000	915,200
Penn Virginia Corp., 10.375%, 2016	1,610,000	1,773,013
Petrohawk Energy Corp., 10.5%, 2014	845,000	933,725
Pioneer Natural Resources Co., 6.875%, 2018	1,400,000	1,375,349
Pioneer Natural Resources Co., 7.5%, 2020	655,000	665,084
Plains Exploration & Production Co., 7%, 2017	1,795,000	1,770,319
Quicksilver Resources, Inc., 8.25%, 2015	1,675,000	1,725,250
Range Resources Corp., 8%, 2019	1,315,000	1,400,475
SandRidge Energy, Inc., 9.875%, 2016 (n)	330,000	350,625
SandRidge Energy, Inc., 8%, 2018 (n)	1,850,000	1,840,750
Southwestern Energy Co., 7.5%, 2018	1,400,000	1,491,000

		$24,234,101

Energy - Integrated – 0.8%
CCL Finance Ltd., 9.5%, 2014 (n)	$2,118,000	$2,255,670

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – continued
Listrindo Capital B.V., 9.25%, 2015 (z)		$253,000	$259,960
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		1,327,000	1,380,080
TNK-BP Finance S.A., 6.25%, 2015 (z)		292,000	290,621
TNK-BP Finance S.A., 7.25%, 2020 (z)		357,000	353,787

			$4,540,118

Entertainment – 0.7%
AMC Entertainment, Inc., 11%, 2016		$1,895,000	$2,037,125
AMC Entertainment, Inc., 8.75%, 2019		890,000	921,150
Cinemark USA, Inc., 8.625%, 2019		920,000	959,100

			$3,917,375

Financial Institutions – 1.6%
CIT Group, Inc., 7%, 2017		$1,460,000	$1,244,650
GMAC, Inc., 6.875%, 2011		1,076,000	1,076,000
GMAC, Inc., 7%, 2012		625,000	620,313
GMAC, Inc., 6.75%, 2014		1,870,000	1,818,575
GMAC, Inc., 8%, 2031		1,108,000	1,060,910
International Lease Finance Corp., 5.875%, 2013		1,248,000	1,050,392
International Lease Finance Corp., 5.625%, 2013		2,380,000	1,958,378

			$8,829,218

Food & Beverages – 2.3%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)		$2,000,000	$2,372,230
ARAMARK Corp., 8.5%, 2015		1,495,000	1,498,738
B&G Foods, Inc., 7.625%, 2018		405,000	409,050
BFF International Ltd., 7.25%, 2020 (z)		590,000	583,363
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		750,000	787,500
Dean Foods Co., 7%, 2016		2,235,000	2,179,125
Del Monte Foods Co., 6.75%, 2015		1,825,000	1,866,063
Pinnacle Foods Finance LLC, 9.25%, 2015		1,115,000	1,120,575
Tyson Foods, Inc., 7.85%, 2016		1,520,000	1,596,000

			$12,412,644

Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016		$1,300,000	$1,436,133

Forest & Paper Products – 1.5%
Buckeye Technologies, Inc., 8.5%, 2013		$598,000	$608,465
Cascades, Inc., 7.75%, 2017 (n)		585,000	596,700
Fibria, 9.25%, 2019 (n)		310,000	346,425
Georgia-Pacific Corp., 7.125%, 2017 (n)		2,395,000	2,454,875
Georgia-Pacific Corp., 8%, 2024		890,000	925,600
Georgia-Pacific Corp., 7.25%, 2028		270,000	260,550
Graphic Packaging International Corp., 9.5%, 2013		840,000	863,100
Jefferson Smurfit Corp., 8.25%, 2012 (d)		630,000	526,050
JSG Funding PLC, 7.75%, 2015		65,000	63,375
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	827,740
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	145,510
Votorantim Celulose e Papel S.A., 6.625%, 2019 (n)		$707,000	699,930

			$8,318,320

Gaming & Lodging – 3.6%
Ameristar Casinos, Inc., 9.25%, 2014 (n)		$1,245,000	$1,285,463
Boyd Gaming Corp., 6.75%, 2014		1,235,000	1,142,375
Firekeepers Development Authority, 13.875%, 2015 (n)		205,000	234,725
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		405,000	4,050
Harrah’s Operating Co., Inc., 11.25%, 2017		1,500,000	1,593,750
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,590
Harrah’s Operating Co., Inc., 10%, 2018		1,295,000	1,029,525

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Host Hotels & Resorts, Inc., 7.125%, 2013		$395,000	$397,963
Host Hotels & Resorts, Inc., 6.75%, 2016		2,355,000	2,302,013
Host Hotels & Resorts, Inc., 9%, 2017 (n)		745,000	797,150
MGM Mirage, 6.75%, 2013		800,000	728,000
MGM Mirage, 10.375%, 2014 (n)		190,000	208,525
MGM Mirage, 7.5%, 2016		735,000	613,725
MGM Mirage, 11.125%, 2017 (n)		470,000	528,750
MGM Mirage, 11.375%, 2018 (n)		120,000	113,400
Penn National Gaming, Inc., 8.75%, 2019 (n)		1,555,000	1,586,100
Pinnacle Entertainment, Inc., 7.5%, 2015		1,255,000	1,160,875
Royal Caribbean Cruises Ltd., 7%, 2013		755,000	749,338
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,425,000	1,663,688
Scientific Games Corp., 6.25%, 2012		825,000	808,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	987,525
Station Casinos, Inc., 6%, 2012 (d)		1,080,000	183,600
Station Casinos, Inc., 6.5%, 2014 (d)		325,000	1,625
Station Casinos, Inc., 6.875%, 2016 (d)		1,450,000	7,250
Wyndham Worldwide Corp., 6%, 2016		1,415,000	1,370,074

			$19,499,579

Industrial – 0.8%
Altra Holdings, Inc., 8.125%, 2016 (n)		$595,000	$614,338
Aquilex Corp., 11.125%, 2016 (n)		270,000	280,800
Baldor Electric Co., 8.625%, 2017		1,760,000	1,790,800
Great Lakes Dredge & Dock Corp., 7.75%, 2013		725,000	725,000
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		720,000	747,000

			$4,157,938

Insurance – 1.5%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$1,987,660
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	188,287
ING Groep N.V., 5.775% to 2015, FRN to 2049		$3,825,000	3,009,701
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)		1,000,000	1,120,000
Unum Group, 7.125%, 2016		1,829,000	1,960,672

			$8,266,320

Insurance - Property & Casualty – 0.6%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$1,065,000	$1,171,500
USI Holdings Corp., FRN, 4.125%, 2014 (n)		1,495,000	1,263,275
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		146,000	124,729
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2032 (n)		680,000	605,200

			$3,164,704

International Market Quasi-Sovereign – 0.5%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	294,000	$290,288
Irish Life & Permanent PLC, 3.6%, 2013 (z)		$2,500,000	2,517,438

			$2,807,726

International Market Sovereign – 7.5%
Federal Republic of Germany, 5.25%, 2010	EUR	1,342,000	$1,897,877
Federal Republic of Germany, 3.75%, 2015	EUR	1,318,000	1,951,231
Federal Republic of Germany, 6.25%, 2030	EUR	489,000	889,174
Government of Canada, 4.5%, 2015	CAD	531,000	544,458
Government of Canada, 5.75%, 2033	CAD	96,000	113,237
Government of Japan, 1.5%, 2012	JPY	393,000,000	4,488,559
Government of Japan, 1.3%, 2014	JPY	162,000,000	1,861,282
Government of Japan, 1.7%, 2017	JPY	372,600,000	4,368,788
Government of Japan, 2.2%, 2027	JPY	358,200,000	4,086,643
Kingdom of Belgium, 5.5%, 2017	EUR	218,000	347,958

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Netherlands, 3.75%, 2014	EUR	770,000	$1,136,507
Kingdom of Netherlands, 5.5%, 2028	EUR	262,000	432,871
Kingdom of Spain, 5.35%, 2011	EUR	1,307,000	1,920,068
Kingdom of Spain, 4.6%, 2019	EUR	430,000	620,768
Kingdom of Sweden, 4.5%, 2015	SEK	1,965,000	291,460
Republic of Austria, 4.65%, 2018	EUR	774,000	1,171,107
Republic of Finland, 3.875%, 2017	EUR	531,000	771,246
Republic of France, 4.75%, 2012	EUR	406,000	610,457
Republic of France, 4.75%, 2035	EUR	789,000	1,201,395
Republic of Ireland, 4.6%, 2016	EUR	939,000	1,341,631
Republic of Italy, 4.75%, 2013	EUR	3,231,000	4,785,837
Republic of Italy, 5.25%, 2017	EUR	1,575,000	2,424,973
Republic of Portugal, 4.45%, 2018	EUR	247,000	347,753
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,897,272
United Kingdom Treasury, 8%, 2021	GBP	304,000	659,456
United Kingdom Treasury, 4.25%, 2036	GBP	432,000	673,116

			$40,835,124

Machinery & Tools – 0.4%
Case New Holland, Inc., 7.125%, 2014		$1,135,000	$1,135,000
Rental Service Corp., 9.5%, 2014		1,120,000	1,134,000

			$2,269,000

Major Banks – 2.8%
Bank of America Corp., 5.65%, 2018		$2,000,000	$2,018,796
Bank of America Corp., 8% to 2018, FRN to 2049		2,040,000	1,936,878
Bank of Ireland, 7.4%, 2049	EUR	250,000	221,840
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$2,099,000	1,867,440
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	136,626
Credit Suisse (USA), Inc., 6%, 2018		$1,500,000	1,583,666
Goldman Sachs Group, Inc., 7.5%, 2019		2,000,000	2,318,158
JPMorgan Chase Capital XXVII, 7%, 2039		410,000	424,022
Morgan Stanley, 6.625%, 2018		2,000,000	2,186,904
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		599,000	579,786
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049	EUR	330,000	315,706
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		$545,000	424,495
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	1,026,512

			$15,040,829

Medical & Health Technology & Services – 5.0%
Biomet, Inc., 10%, 2017		$1,035,000	$1,125,563
Biomet, Inc., 11.625%, 2017		925,000	1,017,500
Community Health Systems, Inc., 8.875%, 2015		2,955,000	3,054,731
Cooper Cos., Inc., 7.125%, 2015		1,020,000	1,002,150
Dasa Finance Corp., 8.75%, 2018		800,000	830,000
DaVita, Inc., 6.625%, 2013		198,000	198,495
DaVita, Inc., 7.25%, 2015		1,356,000	1,357,695
Fisher Scientific International, Inc., 6.125%, 2015		1,500,000	1,569,375
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	980,000
HCA, Inc., 8.75%, 2010		1,220,000	1,244,400
HCA, Inc., 9.25%, 2016		4,555,000	4,805,525
HCA, Inc., 8.5%, 2019 (n)		765,000	808,988
HealthSouth Corp., 8.125%, 2020		1,320,000	1,293,600
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,325,320
Psychiatric Solutions, Inc., 7.75%, 2015		410,000	392,575
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		440,000	410,300
Tenet Healthcare Corp., 9.25%, 2015		1,000,000	1,035,000
U.S. Oncology, Inc., 10.75%, 2014		1,090,000	1,136,325

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
United Surgical Partners International, Inc., 8.875%, 2017	$325,000	$333,938
United Surgical Partners International, Inc., 9.25%, 2017 (p)	415,000	432,119
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,300,000	1,270,750
VWR Funding, Inc., 10.25%, 2015 (p)	1,690,000	1,766,050

		$27,390,399

Metals & Mining – 2.8%
Arch Western Finance LLC, 6.75%, 2013	$2,075,000	$2,054,250
Bumi Capital Pte Ltd., 12%, 2016 (n)	1,468,000	1,508,370
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	725,000	743,125
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	725,000	754,000
FMG Finance Ltd., 10.625%, 2016 (n)	1,105,000	1,251,413
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,560,000	2,784,000
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015	195,000	193,920
Gerdau Holdings, Inc., 7%, 2020 (n)	1,226,000	1,232,130
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,418,635
Peabody Energy Corp., 5.875%, 2016	1,970,000	1,930,600
Vale Overseas Ltd., 6.875%, 2039	1,265,000	1,291,732

		$15,162,175

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.25%, 2015	$1,830,000	$1,857,450
AmeriGas Partners LP, 7.125%, 2016	15,000	15,188
Inergy LP, 6.875%, 2014	870,000	867,825

		$2,740,463

Natural Gas - Pipeline – 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,800,000	$1,665,000
Atlas Pipeline Partners LP, 8.75%, 2018	375,000	346,875
CenterPoint Energy, Inc., 7.875%, 2013	1,250,000	1,433,659
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,890,000	1,967,666
El Paso Corp., 8.25%, 2016	925,000	996,688
El Paso Corp., 7%, 2017	450,000	460,083
El Paso Corp., 7.75%, 2032	749,000	744,422
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,234,134
MarkWest Energy Partners LP, 6.875%, 2014	925,000	906,500
MarkWest Energy Partners LP, 8.75%, 2018	220,000	228,800

		$9,983,827

Network & Telecom – 2.5%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$328,000	$337,020
BellSouth Corp., 6.55%, 2034	3,213,000	3,329,201
Cincinnati Bell, Inc., 8.375%, 2014	750,000	755,625
Cincinnati Bell, Inc., 8.25%, 2017	1,080,000	1,082,700
Citizens Communications Co., 9%, 2031	1,230,000	1,217,700
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	715,000	761,475
Qwest Communications International, Inc., 7.25%, 2011	385,000	385,000
Qwest Communications International, Inc., 8%, 2015 (n)	480,000	496,800
Qwest Communications International, Inc., 7.125%, 2018 (z)	950,000	926,250
Qwest Corp., 8.375%, 2016	457,000	500,415
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,753,000	2,086,070
Windstream Corp., 8.625%, 2016	1,545,000	1,585,556

		$13,463,812

Oil Services – 0.4%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$825,000	$742,500
Basic Energy Services, Inc., 7.125%, 2016	335,000	288,100
Expro Finance Luxembourg, 8.5%, 2016 (n)	315,000	313,425
McJunkin Red Man Holding Corp., 9.5%, 2016 (z)	455,000	453,863

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – continued
Trico Shipping A.S., 11.875%, 2014 (n)	$335,000	$351,750

		$2,149,638

Oils – 0.2%
Holly Corp., 9.875%, 2017 (n)	$380,000	$402,800
Petroplus Holdings AG, 9.375%, 2019 (n)	480,000	475,200

		$878,000

Other Banks & Diversified Financials – 2.0%
Banco BMG S.A., 9.95%, 2019 (n)	$1,594,000	$1,677,696
Banco Votorantim, 7.375%, 2020 (z)	732,000	742,065
Bosphorus Financial Services Ltd., FRN, 2.072%, 2012	1,125,000	1,075,385
Capital One Financial Corp., 10.25%, 2039	520,000	595,301
Citigroup, Inc., 6.125%, 2018	1,500,000	1,506,579
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,958,000	2,352,286
LBG Capital No.1 PLC, 7.875%, 2020 (z)	650,000	572,000
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	626,000	577,538
Woori America Bank, 7%, 2015 (n)	341,000	375,443
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,510,000	1,525,636

		$10,999,929

Pollution Control – 0.1%
Allied Waste North America, Inc., 7.125%, 2016	$625,000	$673,438

Precious Metals & Minerals – 0.9%
Alrosa Finance S.A., 8.875%, 2014	$895,000	$940,914
Teck Resources Ltd., 9.75%, 2014	985,000	1,125,363
Teck Resources Ltd., 10.25%, 2016	745,000	851,163
Teck Resources Ltd., 10.75%, 2019	1,865,000	2,196,038

		$5,113,478

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$29,783	$18,711
American Media Operations, Inc., 14%, 2013 (p)(z)	318,400	195,966
Nielsen Finance LLC, 10%, 2014	1,835,000	1,908,400
Nielsen Finance LLC, 11.5%, 2016	725,000	812,000

		$2,935,077

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$1,135,000	$1,167,631
TFM S.A. de C.V., 9.375%, 2012	68,000	69,700

		$1,237,331

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$365,000	$410,625

Retailers – 2.3%
Couche-Tard, Inc., 7.5%, 2013	$715,000	$723,938
Dollar General Corp., 11.875%, 2017 (p)	454,000	522,100
Federated Retail Holdings, Inc., 5.9%, 2016	1,080,000	1,031,400
Home Depot, Inc., 5.875%, 2036	846,000	819,848
Limited Brands, Inc., 5.25%, 2014	855,000	825,075
Limited Brands, Inc., 6.95%, 2033	360,000	311,400
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,725,000	1,729,313
Neiman Marcus Group, Inc., 10.375%, 2015	2,250,000	2,205,000
Sally Beauty Holdings, Inc., 10.5%, 2016	1,255,000	1,342,850
Toys “R” Us, Inc., 7.625%, 2011	370,000	382,025
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,545,000	1,711,088
Toys “R” Us, Inc., 8.5%, 2017 (n)	660,000	679,800

		$12,283,837

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
Airgas, Inc., 7.125%, 2018 (z)	$555,000	$582,750

Specialty Stores – 0.1%
GSC Holdings Corp., 8%, 2012	$440,000	$451,000
Payless ShoeSource, Inc., 8.25%, 2013	227,000	231,824

		$682,824

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$983,000	$1,255,399
SUPERVALU, Inc., 8%, 2016	575,000	575,000

		$1,830,399

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$521,000	$532,898
Eurasian Development Bank, 7.375%, 2014 (n)	260,000	275,600
European Investment Bank, 5.125%, 2017	1,500,000	1,665,021

		$2,473,519

Telecommunications - Wireless – 2.5%
Cricket Communications, Inc., 7.75%, 2016	$735,000	$739,594
Crown Castle International Corp., 9%, 2015	2,330,000	2,525,138
Crown Castle International Corp., 7.75%, 2017 (n)	470,000	506,425
Crown Castle International Corp., 7.125%, 2019	370,000	367,225
Crown Castle Towers LLC, 6.113%, 2020 (z)	420,000	435,459
Digicel Group Ltd., 12%, 2014 (n)	400,000	444,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,140,000	1,102,950
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	1,055,000	1,070,825
Nextel Communications, Inc., 6.875%, 2013	875,000	815,938
NII Holdings, Inc., 10%, 2016 (n)	820,000	856,900
SBA Communications Corp., 8%, 2016 (n)	340,000	352,750
SBA Communications Corp., 8.25%, 2019 (n)	295,000	309,750
Sprint Nextel Corp., 8.375%, 2017	1,185,000	1,155,375
Sprint Nextel Corp., 8.75%, 2032	1,610,000	1,449,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,602,000	1,726,155

		$13,857,484

Telephone Services – 0.2%
Frontier Communications Corp., 8.125%, 2018	$985,000	$992,388

Tobacco – 0.6%
Alliance One International, Inc., 10%, 2016 (n)	$820,000	$869,200
Alliance One International, Inc., 10%, 2016 (n)	365,000	386,900
Reynolds American, Inc., 6.75%, 2017	2,016,000	2,149,461

		$3,405,561

Transportation - Services – 1.1%
Commercial Barge Line Co., 12.5%, 2017	$995,000	$1,037,288
Erac USA Finance Co., 7%, 2037 (n)	878,000	922,955
Hertz Corp., 8.875%, 2014	2,130,000	2,145,975
Navios Maritime Holdings, Inc., 8.875%, 2017 (n)	940,000	972,900
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	803,944

		$5,883,062

U.S. Treasury Obligations – 4.5%
U.S. Treasury Bonds, 8%, 2021	$7,000,000	$9,709,217
U.S. Treasury Bonds, 5.375%, 2031	3,386,000	3,832,529
U.S. Treasury Bonds, 4.5%, 2036 (f)	11,029,000	11,113,438

		$24,655,184

Utilities - Electric Power – 4.7%
AES Corp., 8%, 2017	$3,435,000	$3,460,763

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$805,000	$893,542
Beaver Valley Funding Corp., 9%, 2017	2,040,000	2,236,166
Calpine Corp., 8%, 2016 (n)	940,000	958,800
CenterPoint Energy, Inc., 6.5%, 2018	600,000	634,838
Colbun S.A., 6%, 2020 (z)	997,000	996,307
Dynegy Holdings, Inc., 7.5%, 2015	2,085,000	1,866,075
Edison Mission Energy, 7%, 2017	1,750,000	1,382,500
Energy Future Holdings, 10%, 2020 (z)	635,000	652,463
Enersis S.A., 7.375%, 2014	357,000	398,428
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	251,000	261,668
Mirant North America LLC, 7.375%, 2013	1,630,000	1,621,850
NRG Energy, Inc., 7.375%, 2016	3,640,000	3,621,800
RRI Energy, Inc., 7.875%, 2017	578,000	550,545
System Energy Resources, Inc., 5.129%, 2014 (z)	1,147,839	1,143,431
Texas Competitive Electric Holdings LLC, 10.25%, 2015	4,155,000	3,251,288
Waterford 3 Funding Corp., 8.09%, 2017	1,516,224	1,534,465

		$25,464,929

Total Bonds		$595,427,956

Floating Rate Loans (g)(r) – 2.2%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$467,161	$438,664

Automotive – 0.8%
Accuride Corp., Term Loan, 9.25%, 2013	$62,041	$61,974
Allison Transmission, Inc., Term Loan B, 3%, 2014	749,824	687,026
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	488,034	412,998
Ford Motor Co., Term Loan B, 3.25%, 2013	2,514,487	2,348,800
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.34%, 2014	713,967	663,990

		$4,174,788

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$332,887	$305,424
Local TV Finance LLC, Term Loan B, 2.26%, 2013	83,186	72,372

		$377,796

Building – 0.1%
Building Materials Holding Corp., Term Loan, 3%, 2014	$383,358	$373,135

Chemicals – 0.4%
LyondellBasell, DIP Term Loan, 9.16%, 2010 (q)	$212,509	$221,381
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010 (o)	638,350	667,475
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.73%, 2014	34,862	25,210
LyondellBasell, Dutch Tranche Term Loan, 3.73%, 2013	78,912	57,063
LyondellBasell, German Tranche Term Loan B-1, 3.98%, 2014	100,085	72,374
LyondellBasell, German Tranche Term Loan B-2, 3.98%, 2014	100,085	72,374
LyondellBasell, German Tranche Term Loan B-3, 3.98%, 2014	100,085	72,374
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.73%, 2014	130,732	94,536
LyondellBasell, U.S. Tranche Term Loan, 3.73%, 2014	249,081	180,118
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	434,296	314,053
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	434,296	314,053
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	434,296	314,053

		$2,405,064

Gaming & Lodging – 0.4%
MGM Mirage, Term Loan B, 6%, 2011 (o)	$1,546,268	$1,486,736
Motorcity Casino, Term Loan B, 8.5%, 2012	592,221	583,584

		$2,070,320

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B1, 2.56%, 2013	$464,919	$418,863
Michaels Stores, Inc., Term Loan B2, 4.81%, 2016	613,029	582,888

		$1,001,751

Utilities - Electric Power – 0.1%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.73%, 2014	$1,105,919	$897,792

Total Floating Rate Loans		$11,739,310

Preferred Stocks – 0.0%
Financial Institutions – 0.0%
GMAC, Inc., 7% (z)	371	$265,149

Common Stocks – 0.2%
Broadcasting – 0.0%
Supermedia, Inc. (a)	393	$14,306

Construction – 0.1%
Nortek, Inc. (a)	16,882	$658,398

Printing & Publishing – 0.1%
American Media, Inc. (a)	5,455	$15,656
Dex One Corp. (a)	11,859	397,988
Golden Books Family Entertainment, Inc. (a)	19,975	0

		$413,644

Total Common Stocks		$1,086,348

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Money Market Funds (v) – 4.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	25,730,825	$25,730,825

Total Investments		$634,249,588

Other Assets, Less Liabilities – (16.1)%		(88,143,620)

Net Assets – 100.0%		$546,105,968

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $134,315,027, representing 24.60% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.08%, 2045	9/21/04	$1,743,801	$75,000
Airgas, Inc., 7.125%, 2018	1/26/10	586,913	582,750
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	20,460	18,711
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	190,270	195,966
BFF International Ltd., 7.25%, 2020	1/21/10	584,849	583,363
BNDES Participacoes S.A., 5.5%, 2020	1/05/10	274,104	271,183
Banco Votorantim, 7.375%, 2020	1/12/10	732,000	742,065
Banco do Brasil (Cayman Branch), 6%, 2020	1/15/10	592,728	592,473
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.83%, 2040	3/01/06	3,212,839	1,366,099
Bombardier, Inc., 7.45%, 2034	1/25/10	194,778	192,675
Colbun S.A., 6%, 2020	1/14/10	986,761	996,307
Crown Castle Towers LLC, 6.113%, 2020	1/08/10	420,000	435,459
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	2,040,331
Energy Future Holdings, 10%, 2020	1/07/10	644,000	652,463
Falcon Franchise Loan LLC, FRN, 3.669%, 2025	1/29/03	578,348	380,036
GMAC LLC, FRN, 6.02%, 2033	11/17/00	2,486,474	2,390,944
GMAC, Inc., 7% (Preferred Stock)	12/26/08	285,670	265,149
Grupo Posadas S.A. de C.V., 9.25%, 2015	1/08/10	216,860	224,475
Hexion Finance Escrow LLC, 8.875%, 2018	1/14/10 - 1/26/10	756,699	742,088
Irish Life & Permanent PLC, 3.6%, 2013	1/08/10	2,504,850	2,517,438
LBG Capital No.1 PLC, 7.875%, 2020	1/08/10	585,189	572,000
Libbey Glass, Inc., 10%, 2015	1/28/10	83,370	86,063
Listrindo Capital B.V., 9.25%, 2015	1/22/10	250,738	259,960
Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	650,667	355,878
McJunkin Red Man Holding Corp., 9.5%, 2016	1/21/10 - 1/22/10	461,813	453,863
Morgan Stanley Capital I, Inc., FRN, 1.269%, 2039	7/20/04	346,327	207,021
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,490,000	2,475,611
Petroleos Mexicanos, 6%, 2020	1/28/10	1,245,717	1,245,717
Prudential Securities Secured Financing Corp., FRN, 7.3%, 2013	12/06/04	2,865,414	2,306,869
Qwest Communications International, Inc., 7.125%, 2018	1/07/10 - 1/08/10	936,294	926,250
Republic of Indonesia, 5.875%, 2020	1/12/10	1,458,918	1,493,254
Republic of Vietnam, 6.75%, 2020	1/25/10	344,030	350,309
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,147,839	1,143,431
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	289,538	290,621
TNK-BP Finance S.A., 7.25%, 2020	1/27/10	350,799	353,787
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020	1/13/10	498,025	511,060

Total Restricted Securities			$28,296,669
% of Net Assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/10 - continued

The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$14,306	$1,321,535	$15,656	$1,351,497
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	24,655,184	—	24,655,184
Non-U.S. Sovereign Debt	—	135,377,566	—	135,377,566
Corporate Bonds	—	326,498,077	—	326,498,077
Residential Mortgage-Backed Securities	—	1,975,622	—	1,975,622
Commercial Mortgage-Backed Securities	—	29,654,802	—	29,654,802
Asset-Backed Securities (including CDOs)	—	1,542,527	—	1,542,527
Foreign Bonds	—	73,756,510	—	73,756,510
Floating Rate Loans	—	11,739,310	—	11,739,310
Other Fixed Income Securities	—	1,967,668	—	1,967,668
Mutual Funds	25,730,825	—	—	25,730,825

Total Investments	$25,745,131	$608,488,801	$15,656	$634,249,588

Other Financial Instruments
Futures	$78,109	$—	$—	$78,109
Forward Currency Contracts	—	954,464	—	954,464

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/09	$7,310
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	8,346
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 1/31/10	$15,656

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at January 31, 2010 is $8,346.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$608,490,951

Gross unrealized appreciation	$44,657,822
Gross unrealized depreciation	(18,899,185)

Net unrealized appreciation (depreciation)	$25,758,637

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Deutsche Bank AG	2,478,430	2/02/10	$1,328,205	$1,314,817	$13,388
SELL	EUR	Deutsche Bank AG	892,643	3/04/10	1,342,000	1,237,554	104,446
SELL	EUR	Goldman Sachs International	319,191	3/15/10	451,665	442,513	9,152
SELL	EUR	HSBC Bank	1,385,928	3/15/10	1,981,662	1,921,393	60,269
SELL	EUR	UBS AG	23,414,683	3/15/10	34,203,998	32,461,139	1,742,859
BUY	INR	Deutsche Bank AG	55,677,065	2/11/10	1,190,953	1,205,096	14,143
BUY	RUB	JPMorgan Chase Bank	41,695,000	2/24/10	1,346,738	1,368,659	21,921
SELL	RUB	JPMorgan Chase Bank	41,625,000	2/11/10	1,372,856	1,368,839	4,017
SELL	SEK	UBS AG	2,420,895	4/12/10	334,595	327,678	6,917
SELL	ZAR	Barclays Bank PLC	9,541	3/23/10	1,267	1,240	27

							$1,977,139

Liability Derivatives
BUY	BRL	Deutsche Bank AG	4,956,860	2/02/10 - 3/02/10	$2,734,785	$2,623,144	$(111,641)
BUY	BRL	JPMorgan Chase Bank	2,584,000	3/02/10	1,379,605	1,364,056	(15,549)
BUY	CAD	UBS AG	395,580	3/10/10	374,801	369,942	(4,859)
BUY	CLP	HSBC Bank	721,295,000	03/02/10	1,383,116	1,377,043	(6,073)
BUY	CNY	Deutsche Bank AG	6,082,000	5/17/10	904,790	890,630	(14,160)
BUY	CNY	HSBC Bank	12,127,000	5/17/10	1,803,808	1,775,841	(27,967)
BUY	EUR	UBS AG	5,238,601	3/15/10	7,411,631	7,262,578	(149,053)
SELL	GBP	Barclays Bank PLC	793,570	4/12/10	1,266,895	1,267,891	(996)
SELL	GBP	Deutsche Bank AG	793,570	4/12/10	1,267,371	1,267,891	(520)
SELL	GBP	UBS AG	506,962	3/15/10	807,499	810,133	(2,634)
SELL	JPY	JPMorgan Chase Bank	1,176,759,332	4/12/10	12,682,783	13,040,169	(357,386)
SELL	JPY	Merrill Lynch International Bank	288,984,482	4/12/10	3,112,246	3,202,359	(90,113)
BUY	KRW	Deutsche Bank AG	1,566,266,000	2/08/10	1,373,857	1,347,959	(25,898)
BUY	KRW	Merrill Lynch International Bank	1,558,596,000	2/08/10	1,366,231	1,341,359	(24,872)
BUY	MXN	Merrill Lynch International Bank	17,090,000	2/08/10	1,323,319	1,305,826	(17,493)
BUY	PHP	JPMorgan Chase Bank	124,976,000	2/05/10 - 2/16/10	2,724,277	2,684,948	(39,329)
BUY	PLN	Deutsche Bank AG	3,678,765	3/04/10	1,341,000	1,256,771	(84,229)
BUY	TRY	HSBC Bank	2,014,000	3/12/10	1,374,087	1,336,737	(37,350)
BUY	TWD	JPMorgan Chase Bank	43,109,000	2/12/10	1,363,346	1,350,793	(12,553)

							$(1,022,675)

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$56,360,531	Mar-10	$78,109

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,196,961	64,738,448	(54,204,584)	25,730,825

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,682	$25,730,825

(5) Country Weightings

Country weighting percentages of portfolio holdings based on net assets as of January 31, 2010, are as follows:

United States	61.5%
Brazil	3.6%
Indonesia	2.9%
Japan	2.9%
Russia	2.3%
Mexico	2.2%
United Kingdom	2.0%
Canada	1.7%
Qatar	1.6%
Other Countries	19.3%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.